SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)) - USD ($)	1 Months Ended	12 Months Ended
	May 24, 2021	Feb. 28, 2023	Feb. 28, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		3 years
Depreciation expense		$ 231	$ 172
Cash & cash equivalents		$ 14,780	$ 28,132
Computer equipment	$ 690